Taxation - Comprehensive income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current tax
Current year	$ 2,314	$ 2,417	$ 1,823
Pillar Two income tax charge	238
Adjustment to prior years	(107)	28	(187)
Total	2,445	2,445	1,636
Deferred tax
Origination and reversal of temporary differences	(818)	(1,473)	(2,563)
Adjustment to prior years	23	(34)	135
Total	(795)	(1,507)	(2,428)
Taxation charge/(credit) recognised in the profit for the year	1,650	938	(792)
Items that will not be reclassified to profit and loss:
Remeasurement of the defined benefit liability	(23)	102	(231)
Equity investments measured at fair value through Other comprehensive income	(20)	(1)	15
Total	(43)	101	(216)
Items that may be reclassified subsequently to profit and loss:
Foreign exchange arising on designated liabilities in net investment hedges	28	(24)	73
Fair value movement on cash flow hedges	(3)	12
Total	25	(12)	73
Taxation (charge)/credit recognised in Other comprehensive income	$ 18	$ (89)	$ 143